THE RAM FUNDS

January 29, 2010
                                                                                                                                FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

 Re:     The RAM Funds (the "Trust")
            File Nos. 811-22162 and 333-148517

Ladies and Gentlemen:

On  behalf  of The  RAM  Funds  (the  "Trust"),  attached  for filing  is Post-Effective  Amendment No. 3 (the  "Amendment")  to the Trust's  registration statement  on Form N-1A  under  the  Securities  Act of 1933 and the  Investment Company Act of 1940, to be effective on April 1, 2010 pursuant to Rule 485(a) under the Securities Act of 1933.

The  Amendment is being filed  to comply with the new "Summary Prospectus" rule and related amendments to Form N-1A.

Please  contact Tina Bloom at  513-587-3418  if you have any  questions or comments concerning this filing.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Assistant Secretary

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